COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)				1 Months Ended							6 Months Ended	12 Months Ended
	Mar. 29, 2024	Sep. 01, 2023	Nov. 01, 2022	Apr. 30, 2023	Feb. 28, 2023	Feb. 21, 2023	Sep. 22, 2021	Jun. 15, 2021	Feb. 22, 2021	Jul. 16, 2020	Jun. 30, 2024	Dec. 31, 2023
Shares issued		40,000									100,000	100,000
Interest and fee					$ 523,415			$ 270,020
Damage claim amount						$ 635,000
Incentive Plan [Member]
Compensation Description	Company common stock at an exercise price of $3.10 per share, subject to the approval of the Plan Amendment at the Annual Meeting, to the following officers, among other employees, (i) Robert McDermott, Chief Executive Officer and President – options to purchase 1,817,742 shares of Company common stock; (ii) Archit Shah, Chief Financial Officer – options to purchase 482,259 shares of Company common stock; (iii) David Fidanza, Chief Information Officer – options to purchase 352,420 shares of Company common stock; (iv) Muralidar Chakravarthi, Chief Technology Officer – options to purchase 352,420 shares of Company common stock; (v) Jeffery Stellinga, Vice President – options to purchase 352,420 shares of Company common stock
Total value of the grant expensed	$ 4,779,580
Option bonus related to 2023 performance [Member]
Compensation Description	(i) Robert McDermott, Chief Executive Officer and President – options to purchase 570,754 shares of Company common stock; (ii) Archit Shah, Chief Financial Officer – options to purchase 158,220 shares of Company common stock; (iii) David Fidanza, Chief Operating Officer – options to purchase 152,055 shares of Company common stock; (iv) Muralidar Chakravarthi, Chief Technology Officer – options to purchase 154,110 shares of Company common stock; (v) Jeffery Stellinga, Vice President – options to purchase 34,247 shares of Company common stock and (vi) Carly Garrison, Director of Sales – options to purchase 114,384 shares of Company common stock. In addition the cash awards are subject to the Company successfully raising in excess over $5,000,000 in equity during 2024 to the following officers, amount other employees;(i) Robert McDermott, Chief Executive Officer and President – $125,250; (ii) Archit Shah, Chief Financial Officer – $39,000; (iii) David Fidanza, Chief Operating Officer – $36,750 (iv) Muralidar Chakravarthi, Chief Technology Officer – $37,500; and (v) Carly Garrison, Director of Sales - $21,750
Lease [Member]
Lease Agreement Description				the Company entered into a lease agreement with its existing landlord of its Florida location for a lease of an additional 2,295 square feet of space beginning at the earlier of June 1, 2023 or completion of build out for a five year term			Company signed a six year and one month lease agreement for approximately 7,650 square feet for its new headquarters commencing on January 1, 2022, located in Ocoee, Florida. The lease provides for a five-year renewal term at the option of the Company. In April 2023, the Company entered into a lease agreement with its existing landlord of its Florida location for a lease of an additional 2,295 square feet of space beginning at the earlier of June 1, 2023 or completion of build out for a five year term		the Company signed a six year and one month lease agreement for approximately 7,650 square feet for its new headquarters commencing on January 1, 2022	The Company signed a three-year lease agreement for approximately 2,100 square feet of office space located in Concord, NC on July 16, 2020
Lease Costs											$ 198,960	$ 347,910
Cash Paid Measurement Of Lease Liabilities											$ 196,897	$ 40,412
David Fidanza [Member]
Annual bonus												50.00%
Salary												$ 296,000
Annual equity grant												$ 666,000
Murali Chakravarthi [Member]
Annual bonus												50.00%
Salary												$ 300,000
Annual equity grant												$ 675,000
Settlement Agreement [Member]
Claimed charge of damages						$ 635,000
Cash bond			$ 200,000
Shares issued			9,000,000
Purchase price			$ 0.08
Shares acquire			5,401,887
Addition Shares purchase			9,000,000
Settlement Agreement amount			$ 100,000
Chief Executive Officer Dermott [Member]
Annual bonus												100.00%
Salary												$ 500,000
Annual equity grant												$ 2,500,000
Archit Shah [Member]
Annual bonus												50.00%
Salary												$ 314,000
Annual equity grant												$ 693,000